Variable Annuities Issued by Minnesota Life

Supplement dated May 1, 2026 to the last effective prospectus for the following variable annuity:

•	MultiOption® Legend Variable Annuity

Effective on or about August 22, 2025, AIM Variable Insurance Funds (Invesco Variable Insurance Fund) approved the name change of the following fund:

Previous Fund Name: Invesco Oppenheimer V.I. International Growth Fund

New Fund Name: Invesco V.I. International Growth Fund

Effective December 1, 2025, the following Macquarie Funds were renamed by replacing “Macquarie” with “Nomura”:

Previous Fund Name	New Fund Name
Macquarie VIP Asset Strategy Series – Service Class Shares	Nomura VIP Asset Strategy Series – Service Class Shares
Macquarie VIP Balanced Series – Service Class Shares	Nomura VIP Balanced Series – Service Class Shares
Macquarie VIP Core Equity Series – Service Class Shares	Nomura VIP Core Equity Series – Service Class Shares
Macquarie VIP Global Growth Series – Service Class Shares	Nomura VIP Global Growth Series – Service Class Shares
Macquarie VIP High Income Series – Service Class Shares	Nomura VIP High Income Series – Service Class Shares
Macquarie VIP International Core Equity Series – Service Class Shares	Nomura VIP International Core Equity Series – Service Class Shares
Macquarie VIP Mid Cap Growth Series – Service Class Shares	Nomura VIP Mid Cap Growth Series – Service Class Shares
Macquarie VIP Natural Resources Series – Service Class Shares	Nomura VIP Natural Resources Series – Service Class Shares
Macquarie VIP Pathfinder Moderate – Managed Volatility Series – Service Class Shares	Nomura VIP Pathfinder Moderate – Managed Volatility Series – Service Class Shares
Macquarie VIP Pathfinder Moderately Aggressive Managed Volatility Series – Service Class Shares	Nomura VIP Pathfinder Moderately Aggressive Managed Volatility Series – Service Class Shares

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Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series – Service Class Shares	Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series – Service Class Shares
Macquarie VIP Science and Technology Series – Service Class Shares	Nomura VIP Science and Technology Series – Service Class Shares
Macquarie VIP Small Cap Growth Series – Service Class Shares	Nomura VIP Small Cap Growth Series – Service Class Shares
Macquarie VIP Smid Cap Core Series – Service Class Shares	Nomura VIP Smid Cap Core Series – Service Class Shares
Macquarie VIP Value Series – Service Class Shares	Nomura VIP Value Series – Service Class Shares

The name of the Trust was not changed and currently remains “Ivy Variable Insurance Portfolios”.

On December 22, 2025, Janus Henderson Group plc (“Janus Henderson”), the parent company of the Portfolios’ investment adviser, Trian Fund Management, L.P. and its affiliated funds (“Trian”), and General Catalyst Group Management, LLC and its affiliated funds (“General Catalyst”) announced that they have entered into a definitive agreement under which Janus Henderson will be acquired by Trian and General Catalyst (the “Transaction”). The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders.

Effective May 1, 2026, the product prospectus is amended to reflect the following fund name changes:

•

The SFT Macquarie Growth Fund and the SFT Macquarie Small Cap Growth Fund names will change to SFT Nomura Growth Fund and SFT Nomura Small Cap Growth Fund. All references to the SFT Macquarie Growth Fund and SFT Macquarie Small Cap Growth Fund are hereby replaced with SFT Nomura Growth Fund and SFT Nomura Small Cap Growth Fund, respectively.

•

The LVIP American Century Disciplined Core Value Fund name will change to LVIP Avantis Large Cap Value Fund. All references to the LVIP American Century Disciplined Core Value Fund are hereby replaced with LVIP Avantis Large Cap Value Fund.

Effective May 1, 2026, the following funds will be made available as investment options under the Contract:

•

American Funds® IS Managed Risk Asset Allocation Fund – Class P2. The CustomChoice Allocation Option - Group B is also amended to include the American Funds® IS Managed Risk Asset Allocation Fund – Class P2 as an investment choice.

•

American Funds® IS Managed Risk Global Allocation Portfolio – Class P2. The CustomChoice Allocation Option - Group B is also amended to include the American Funds® IS Managed Risk Global Allocation Portfolio – Class P2 as an investment choice.

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•

American Funds® IS - The Bond Fund of America – Class 2. The CustomChoice Allocation Option - Group A is also amended to include the American Funds® IS The Bond Fund of America – Class 2 as an investment choice.

•	Fidelity VIP® Index 500 Fund – Service Class 2. The CustomChoice Allocation Option – Group C is also amended to include the Fidelity VIP® Index 500 Fund – Service Class 2 as an investment choice.

•

Goldman Sachs VIT Government Money Market Fund – Service Shares. The CustomChoice Allocation Option – Group A is also amended to include the Goldman Sachs VIT Government Money Market Fund – Service Shares as an investment choice.

•	LVIP SSgA Mid-Cap Index Fund – Service Class. The CustomChoice Allocation Option - Group D is also amended to include the LVIP SSgA Mid-Cap Index Fund – Service Class as an investment choice.

•

LVIP Nomura U.S. Real Estate Fund – Service Class. The CustomChoice Allocation Option - Group E is also amended to include the LVIP Nomura U.S. Real Estate Fund – Service Class as an investment choice.

For additional information on the above added funds, please consult the individual fund prospectuses.

Please retain this supplement for future reference

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